Investment Risks	Dec. 31, 2025
Column Small Cap Select Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.
Column Small Cap Select Fund | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Column Small Cap Select Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk. U.S. and international markets have experienced, and may continue to experience, significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Column Small Cap Select Fund | Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Column Small Cap Select Fund | Growth Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.
Column Small Cap Select Fund | Value Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
Column Small Cap Select Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Column Small Cap Select Fund | Small-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Cap Companies Risk. The Fund may invest substantially all of its assets in the stocks of small-cap companies. Investing in small-cap companies generally involves higher risks than investing in large capitalization companies as small-cap companies tend to have more limited product lines, markets, financial resources and management team depth. The stock prices of small-cap companies are often more volatile than the stock prices of larger capitalization companies and the risk of bankruptcy or insolvency of many small-cap companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies. In addition, due to thin trading in the stocks of some small-cap companies, it may take the Fund a longer period of time to reduce or liquidate its investments in certain stocks or the Fund’s selling activities could negatively impact the sale price received or the value of any remaining holdings. The inability to quickly liquidate a position may expose the Fund to greater market risk with respect to such position and may result in the Fund obtaining a lower sale price than would be the case if the Fund were able to liquidate the position immediately.
Column Small Cap Select Fund | Foreign Securities And Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities and Currency Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The securities of foreign companies are frequently denominated in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.
Column Small Cap Select Fund | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.
Column Small Cap Select Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.
Column Small Cap Select Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Column Small Cap Select Fund | Catalyst Risk Member
Prospectus [Line Items]
Risk [Text Block]	Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks, and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.
Column Small Cap Select Fund | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
Column Small Cap Select Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Column Small Cap Select Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Column Small Cap Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.
Column Small Cap Fund | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Column Small Cap Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk. U.S. and international markets have experienced, and may continue to experience, significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Column Small Cap Fund | Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Column Small Cap Fund | Growth Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.
Column Small Cap Fund | Value Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
Column Small Cap Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Column Small Cap Fund | Small-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Cap Companies Risk. The Fund may invest substantially all of its assets in the stocks of small-cap companies. Investing in small-cap companies generally involves higher risks than investing in large capitalization companies as small-cap companies tend to have more limited product lines, markets, financial resources and management team depth. The stock prices of small-cap companies are often more volatile than the stock prices of larger capitalization companies and the risk of bankruptcy or insolvency of many small-cap companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies. In addition, due to thin trading in the stocks of some small-cap companies, it may take the Fund a longer period of time to reduce or liquidate its investments in certain stocks or the Fund’s selling activities could negatively impact the sale price received or the value of any remaining holdings. The inability to quickly liquidate a position may expose the Fund to greater market risk with respect to such position and may result in the Fund obtaining a lower sale price than would be the case if the Fund were able to liquidate the position immediately.
Column Small Cap Fund | Foreign Securities And Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities and Currency Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The securities of foreign companies are frequently denominated in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.
Column Small Cap Fund | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Column Small Cap Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.
Column Small Cap Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Column Small Cap Fund | Catalyst Risk Member
Prospectus [Line Items]
Risk [Text Block]	Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks, and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.
Column Small Cap Fund | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
Column Small Cap Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Column Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Column Mid Cap Select Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Management Risk. The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.

Column Mid Cap Select Fund | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Column Mid Cap Select Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Column Mid Cap Select Fund | Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Column Mid Cap Select Fund | Growth Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.
Column Mid Cap Select Fund | Value Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
Column Mid Cap Select Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Column Mid Cap Select Fund | Foreign Securities And Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Foreign Securities and Currency Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The securities of foreign companies are frequently denominated in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Column Mid Cap Select Fund | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.
Column Mid Cap Select Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.
Column Mid Cap Select Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.◦Industrials Sector Risk. To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.
Column Mid Cap Select Fund | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
Column Mid Cap Select Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its
NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Column Mid Cap Select Fund | Mid-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Company Risk. The Fund may invest substantially all of its assets in the stocks of mid-cap companies. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-cap companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.
Column Mid Cap Select Fund | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.
Column Mid Cap Select Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Column Mid Cap Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Management Risk. The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.

Column Mid Cap Fund | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	•General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Column Mid Cap Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Column Mid Cap Fund | Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Column Mid Cap Fund | Growth Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

Column Mid Cap Fund | Value Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
Column Mid Cap Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Column Mid Cap Fund | Foreign Securities And Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities and Currency Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The securities of foreign companies are frequently denominated in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.
Column Mid Cap Fund | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.
Column Mid Cap Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.
Column Mid Cap Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
◦Industrials Sector Risk. To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.
Column Mid Cap Fund | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
Column Mid Cap Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Column Mid Cap Fund | Mid-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Company Risk. The Fund may invest substantially all of its assets in the stocks of mid-cap companies. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-cap companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.
Column Mid Cap Fund | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.
Column Mid Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.